The Company (Details Narrative) (10-K) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 16, 2019	Jul. 16, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross revenue			$ 1,070,000,000		$ 1,070,000,000
Market value of common stock			700,000,000		700,000,000
Non-convertible debt securities			$ 1,070,000,000		$ 1,070,000,000
Cessation as an emerging growth company, description			We would cease to be an emerging growth company upon the earliest of: (i) the last day of the first fiscal year in which our annual gross revenues are $1.07 billion or more; (ii) the end of any fiscal year in which the market value of our common stock held by non-affiliates exceeded $700.0 million as of the end of the second quarter of that fiscal year; or (iii) the date on which we have, during the previous three-year period, issued more than $1.07 billion in non-convertible debt securities		We would cease to be an emerging growth company upon the earliest of: (i) the last day of the first fiscal year in which our annual gross revenues are $1.07 billion or more; (ii) the end of any fiscal year in which the market value of our common stock held by non-affiliates exceeded $700.0 million as of the end of the second quarter of that fiscal year; or (iii) the date on which we have, during the previous three-year period, issued more than $1.07 billion in non-convertible debt securities
Accumulated losses			$ (69,296,669)		$ (68,864,922)	$ (67,040,232)
Estimated operating expenditure			6,600,000		6,600,000
Stockholders' deficit			(14,124,057)	$ (12,464,520)	(13,692,310)	(11,867,620)	$ (8,598,175)
Net loss			(431,747)	(596,900)	(1,824,690)	(3,424,811)
Net cash in operating activities			$ (127,983)	$ (149,878)	$ (426,933)	$ (3,251,229)
October 2016 Note Purchase Agreement [Member]
Percentage of earned deferred compensation			20.00%		20.00%
October 2016 Note Purchase Agreement [Member] | Directors [Member]
Percentage of earned deferred compensation			50.00%		50.00%
Cumulative funding to be received			$ 5,000,000		$ 5,000,000
Hankey Capital LLC [Member]
Ownership percentage			89.00%		89.00%
Debt instrument principal amount			$ 11,921,936		$ 11,712,179
Credit facility			$ 178,064		$ 387,821
Existing Convertible Notes [Member] | Hankey Capital LLC [Member]
Conversion price of convertible notes	$ 15.80	$ 15.80	$ 1.00		$ 1.00
Rights Offering [Member] | Existing Convertible Notes [Member] | Hankey Capital LLC [Member]
Shares purchased in rights offering	3,539,654	3,539,654